Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2013:

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2012 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	1,737	—	—	1,737
- Gaming, entertainment and tourist-related	2,802	—	—	2,802
- Property development and investment	6,475	—	—	6,475
- Others	1,112	—	—	1,112

	12,126	—	—	12,126

- Equity securities listed in Singapore
- Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	13,669	—	—	13,669

	25,795	—	—	25,795

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	14,108	—	—	14,108

Total	39,903	—	—	39,903

	Quoted prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2013
	Rmb	Rmb	Rmb	Rmb	US$
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,540	—	—	2,540	420
- Gaming, entertainment and tourist-related	6,171	—	—	6,171	1,019
- Property development and investment	8,824	—	—	8,824	1,458
- Others	1,898	—	—	1,898	313

	19,433	—	—	19,433	3,210

- Equity securities listed in Singapore
- Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	17,136	—	—	17,136	2,831

	36,569	—	—	36,569	6,041

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	20,630	—	—	20,630	3,408

Total	57,199	—	—	57,199	9,449